Long-Term Investments (Details) - Schedule of Balance Sheet - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
BioFirst [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	$ 1,690,060	$ 1,543,152	$ 1,543,152
Noncurrent Assets	651,221	739,472	739,472
Current Liabilities	2,236,708	2,663,051	2,663,051
Noncurrent Liabilities	366,634	103,447	103,447
Stockholders’ Equity (Deficit)	(262,061)	(483,874)
BioFirst [Member] | Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets		1,543,151	1,543,151	$ 2,205,669
Noncurrent Assets		739,472	739,472	959,454
Current Liabilities		2,663,051	2,663,051	2,909,703
Noncurrent Liabilities		103,447	103,447	32,522
Stockholders’ Equity (Deficit)			483,874	222,898
Rgene [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	56,091	68,302	68,302	73,452
Noncurrent Assets	239,594	303,893	303,893	374,423
Current Liabilities	2,407,204	2,478,868	2,478,868	1,934,786
Noncurrent Liabilities	1,465	2,441	2,441
Stockholders’ Equity (Deficit)	$ (2,112,984)	$ (2,109,114)	$ (2,481,309)	$ (1,486,911)